Property, Plant and Equipment, Net - Schedule of Future Lease Payments Finance Leases (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Future Minimum Lease Payments [Line Items]
Gross	$ 15,504,528	$ 16,063,676
Unearned Interest	1,194,703	1,587,227
Present Value	14,309,825	14,476,449
Less than One Year [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Gross	3,221,198	2,779,080
Unearned Interest	526,482	612,806
Present Value	2,694,716	2,166,274
One to Two Years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Gross	3,065,057	2,779,080
Unearned Interest	363,742	471,998
Present Value	2,701,315	2,307,082
Two to Three Years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Gross	3,063,925	2,779,080
Unearned Interest	190,536	322,037
Present Value	2,873,389	2,457,043
Three to Four Years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Gross	5,400,635	7,726,436
Unearned Interest	33,948	180,386
Present Value	5,366,687	$ 7,546,050
Four to Five Years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Gross	68,375
Unearned Interest	13,361
Present Value	55,014
Over Five Years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Gross	685,338
Unearned Interest	66,634
Present Value	$ 618,704